Touchstone Variable Series Trust

o    Touchstone Balanced                                      SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2006
o    Touchstone Baron Small Cap                                      (UNAUDITED)

o    Touchstone Core Bond

o    Touchstone Eagle Capital Appreciation

o    Touchstone Enhanced Dividend 30

o    Touchstone Growth & Income

o    Touchstone High Yield

o    Touchstone Mid Cap Growth

o    Touchstone Money Market

o    Touchstone Third Avenue Value

o    Touchstone Value Plus


TOUCHSTONE
--------------------------------------------------------------------------------
                                                                            GOLD
                                                                        VARIABLE
                                                                         ANNUITY

This is one part of a two part report.

This is one part of a two part semi-annual report. This part contains the financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone Balanced, Touchstone Baron Small Cap, Touchstone Core Bond, Touchstone Eagle Capital Appreciation, Touchstone Enhanced Dividend 30, Touchstone Growth & Income, Touchstone High Yield, Touchstone Mid Cap Growth, Touchstone Money Market, Touchstone Third Avenue Value and Touchstone Value Plus. The other part of the report contains financial statements and performance information for the following funds: AIM V.I. Capital Appreciation, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, DWS Equity 500 Index VIP, MFS VIT Emerging Growth, MFS VIT Investors Trust, PIMCO VIT Long-Term U.S. Government and Putnam VT International Equity.

Separate Account 1 of Western-Southern Life Assurance Company holds assets allocated to its sub-accounts by the owners of the variable annuity contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the variable annuity contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. An investor should carefully consider the investment objectives, risks, charges and expenses found in the prospectus before investing or sending money. Touchstone Gold Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio and distributed by Touchstone Securities, Inc.,* Cincinnati, Ohio. Western-Southern Life Assurance Company and Touchstone Securities, Inc. are both members of the Western & Southern Financial GroupR.

*    A registered broker-dealer and member of the NASD and SIPC.

 Underwriter
------------
 Western-Southern Life Assurance Company
 400 Broadway
 Cincinnati, Ohio 45202

 Distributor
------------
 Touchstone Securities, Inc.
 303 Broadway, Suite 1100
 Cincinnati, Ohio  45202
 800.638.8194   Broker-Dealers
 800.285.2858   Financial Institutions

 Variable Annuity Service Center
--------------------------------
 Touchstone Variable Annuity Service Center
 PO Box 2850 Cincinnati, Ohio 45201-2850
 800.669.2796 (press 2)


TOUCHSTONE                                              RETIRE ON YOUR TERMS(R)
INVESTMENTS                                               VARIABLE ANNUITIES


7141-S-0608

Touchstone Variable Series Trust                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2006
o    Touchstone Balanced                                             (UNAUDITED)

o    Touchstone Core Bond

o    Touchstone Enhanced Dividend 30

o    Touchstone Growth & Income

o    Touchstone High Yield

o    Touchstone Mid Cap Growth

o    Touchstone Money Market

o    Touchstone Third Avenue Value

o    Touchstone Value Plus



TOUCHSTONE
--------------------------------------------------------------------------------
                                                                          SELECT
                                                                        VARIABLE
                                                                         ANNUITY


This is one part of a two part report.

This is one part of a two-part semi-annual report. This part contains financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone Balanced, Touchstone Core Bond, Touchstone Enhanced Dividend 30, Touchstone Growth & Income, Touchstone High Yield, Touchstone Mid Cap Growth, Touchstone Money Market, Touchstone Third Avenue Value and Touchstone Value Plus. The other part of the report contains financial statements and performance information for the following funds: AIM V.I. Capital Appreciation, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, DWS Equity 500 Index VIP, MFS VIT Emerging Growth, MFS VIT Investors Trust, PIMCO VIT Long-Term U.S. Government and Putnam VT International Equity.

Separate Account 1 of Western-Southern Life Assurance Company holds assets allocated to its sub-accounts by the owners of the variable annuity contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the variable annuity contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. An investor should carefully consider the investment objectives, risks, charges and expenses found in the prospectus before investing or sending money. Touchstone Select Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio and distributed by Touchstone Securities, Inc.,* Cincinnati, Ohio. Western-Southern Life Assurance Company and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group.(R)


*    A registered broker-dealer and member of the NASD and SIPC.

A copy of the financial statements for Western-Southern Life Assurance Company, for the periods ended December 31, 2005, may be obtained free of charge by calling the Touchstone Variable Annuity Service Center at 800.669.2796 (press
2).

 Underwriter
------------
 Western-Southern Life Assurance Company
 400 Broadway
 Cincinnati, Ohio 45202

 Distributor
------------
 Touchstone Securities, Inc.
 303 Broadway, Suite 1100
 Cincinnati, Ohio 45202
 800.638.8194 Broker-Dealers
 800.285.2858 Financial Institutions

 Variable Annuity Service Center
--------------------------------
 Touchstone Variable Annuity Service Center
 PO Box 2850
 Cincinnati, Ohio 45201-2850
 800.669.2796 (press 2)


TOUCHSTONE                                              RETIRE ON YOUR TERMS(R)
INVESTMENTS                                               VARIABLE ANNUITIES


7143-S-0608

o    AIM V.I. Capital Appreciation                            SEMI-ANNUAL REPORT
                                                              JUNE 30, 2006
o    AIM V.I. Government Securities

o    Alger American Small Capitalization

o    Alger American Growth

o    DWS Equity 500 Index VIP

o    MFS VIT Emerging Growth

o    MFS VIT Investors Trust

o    PIMCO VIT Long-Term U.S. Government

o    Putnam VT International Equity



TOUCHSTONE
--------------------------------------------------------------------------------
                                                                        VARIABLE
                                                                       ANNUITIES

This is one part of a two part report.

This is one part of a two part semi-annual report. This part contains the financial statements and performance information for the following funds: AIM V.I. Capital Appreciation, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, DWS Equity 500 Index VIP, MFS VIT Emerging Growth, MFS VIT Investors Trust, PIMCO VIT Long-Term U.S. Government and Putnam VT International Equity. The other part of the report contains financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone Balanced, Touchstone Baron Small Cap, Touchstone Core Bond, Touchstone Eagle Capital Appreciation, Touchstone Enhanced Dividend 30, Touchstone Growth & Income, Touchstone High Yield, Touchstone Mid Cap Growth, Touchstone Money Market, Touchstone Third Avenue Value and Touchstone Value Plus.

Separate Accounts 1 and 2 of Western-Southern Life Assurance Company hold assets allocated to their sub-accounts by the owners of the variable annuity contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this semi-annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the variable annuity contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. An investor should carefully consider the investment objectives, risks, charges and expenses found in the prospectus before investing or sending money. Touchstone Gold, Touchstone Advisor and Touchstone Select Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio and distributed by Touchstone Securities, Inc.,* Cincinnati, Ohio. Western-Southern Life Assurance Company and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group(R).

*    A registered broker-dealer and member of the NASD and SIPC.

 Underwriter
-----------
 Western-Southern Life Assurance Company
 400 Broadway
 Cincinnati, Ohio 45202

 Distributor
------------
 Touchstone Securities, Inc.
 303 Broadway, Suite 1100
 Cincinnati, Ohio 45202
 800.638.8194 Broker-Dealers
 800.285.2858 Financial Institutions

Variable Annuity Service Center
--------------------------------
 Touchstone Variable Annuity Service Center
 PO Box 2850
 Cincinnati, Ohio 45201-2850
 800.669.2796 (press 2)


TOUCHSTONE                                              RETIRE ON YOUR TERMS(R)
INVESTMENTS                                               VARIABLE ANNUITIES


7460-S-0608

The most recent semi-annual or annual reports of the following investment companies are made a part hereof and incorporated herein.


         AIM Variable Insurance Funds, Inc. (File No. 811-7452)
            AIM V.I. Capital Appreciation Fund, Series I Shares
            AIM V.I. Government Securities Fund, Series I Shares

         The Alger American Fund (File No. 811-5550)
            Alger American Growth Portfolio - Class O
            Alger American Small Capitalization Portfolio - Class O

         MFS Variable Insurance Trust (File No. 811-8326)
            MFS Emerging Growth Series, Initial Class
            MFS Investors Trust Series, Initial Class

         PIMCO Variable Insurance Trust (File No. 811-8399)
            Long-Term U.S. Government Portfolio-Administrative Class

        Putnam Variable Trust (File No. 811-5346)
            Putnam VT International Equity Fund - Class IB

         DWS Investments VIT Funds (File No. 811-7507)
            DWS VIT Equity 500 Index VIP - Class A

        Touchstone Variable Series Trust (File No. 811-8416)
            Touchstone Baron Small Cap Fund
            Touchstone Mid Cap Growth Fund
            Touchstone Third Avenue Value Fund
            Touchstone Eagle Capital Appreciation Fund
            Touchstone Enhanced Dividend 30 Fund
            Touchstone Value Plus Fund
            Touchstone Growth & Income Fund
            Touchstone Balanced Fund
            Touchstone High Yield Fund
            Touchstone Core Bond Fund
            Touchstone Money Market Fund